Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jul. 05, 2012
Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
CIK	dei_EntityCentralIndexKey	0001545440
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jul. 05, 2012
Effective Date	dei_DocumentEffectiveDate	Jul. 05, 2012
Prospectus Date	rr_ProspectusDate	Jun. 29, 2012
APEXcm Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The APEXcm Small/Mid Cap Growth Fund (the “Fund”) seeks to achieve long-term capital growth.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until August 31, 2015.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of small and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which are expected to grow faster than the U.S. economy.  Apex Capital Management, Inc. (the “Adviser”) defines small and mid-cap companies as companies with market capitalizations between $250 million and $10 billion at the time of purchase.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks  of small and mid-cap companies.  The Fund may invest up to 15% of its assets in common stocks of foreign small and mid-companies through the purchase of American Depository Receipts (“ADR”s) and/or foreign domiciled companies listed on U.S. stock exchanges.

In selecting investments for the Fund, the Adviser uses an approach that combines “top-down” secular/macro-economic trend analysis with “bottom-up” security selection.  The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment and other attractive global investment opportunities.  Through this “top-down” view, the Adviser seeks to provide a framework for “bottom up” research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

The Adviser then looks to fundamental “bottom-up” research for individual companies that are exhibiting earnings growth potential at different stages of a company’s growth cycle and may benefit from the observed secular/macro trends.  The core investments of the Fund typically include more established companies that the Adviser recognizes as “stable growth” companies.  Stable growth companies typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet, the ability to generate free cash flow), franchise durability and reasonable valuations in the context of projected growth rates.  The Fund may also invest in companies that are in the earlier stages of their growth cycle that the Adviser recognizes as “emerging growth” companies.  Emerging growth companies typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential.  Characteristics the Adviser considers in identifying emerging growth companies for the Fund include accelerating revenue growth, strong relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.

A common stock may be sold when it achieves full valuation, the Adviser identifies a more attractive investment, the Fund needs to maintain portfolio diversification, or an individual stock experiences declining fundamentals, negative earnings surprise or similar adverse events.  In general, once a common stock reaches $12 billion in market capitalization the Adviser gradually liquidates the position.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.  The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting common stocks for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective.  Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term.

Stock Market Risk.  The return on and value of an investment in the Fund will fluctuate in response to stock market movements.  Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.  At times, the stock markets can be volatile and stock prices can change drastically.

Small and Mid-Cap Company Risk.  Investing in small and mid-cap companies involves greater risk than is customarily associated with larger, more established companies.  Small and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies.  Due to these and other factors, stocks of small and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.  In addition, in many instances, the securities of small and mid-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.  Because small and mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Therefore, the securities of small and mid-cap companies may be subject to greater price fluctuations.  Small and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Foreign Investment Risk.  Investing in foreign securities (i.e., securities issued by companies whose principal business activities are outside the United States), may involve significant risks not present in domestic investments.  For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws.  Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments.  Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.  Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Investment Style and Management Risk.  The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.  The Fund’s growth style may go out of favor with investors, negatively affecting the Fund’s performance.  In addition, the Adviser may select investments that fail to appreciate as anticipated.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year to report.  Once the Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information, current through the most recent month end, is available by calling 1-888-575-4800.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-575-4800
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
APEXcm Small/Mid Cap Growth Fund | APEXcm Small/Mid Cap Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APSGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.57%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.52%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	107
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	334

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Apex Capital Management, Inc. (the "Adviser") has contractually agreed, until August 31, 2015, to waive Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.05% of the Fund's average daily net assets. Management Fee waivers and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses. Prior to August 31, 2015, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.